Intangible Assets (Details) - Schedule of intangible assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Technology related identifiable intangible assets, net	$ 553,781
Total Identifiable intangible assets, net	11,443,897	3,885,467
Marketing related identifiable intangible assets, net	5,498,596	759,886
Customer relationship identifiable intangible assets, net	5,391,520	3,125,581
Customer Relationships [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Identifiable intangible assets, gross	5,791,000	3,189,000
Accumulated amortization	(399,480)	(63,419)
Marketing Related [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Identifiable intangible assets, gross	5,917,000	841,000
Accumulated amortization	(418,404)	(81,114)
Technology Related [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Identifiable intangible assets, gross	623,000
Accumulated amortization	$ (69,219)